Short-Term Loans and Long-Term Debt (Aggregate Annual Maturities of Long-Term Debt Outstanding) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt and Capital Lease Obligations, Including Current Maturities [Abstract]
2017	¥ 1,249
2018	736
2019	405
2020	125
2021	610,023
Thereafter	0
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	¥ 612,538	¥ 1,543